Basis of Presentation and General Information (Details 1)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Compania Sud Americana De Vapores S.A. [Member]
Revenue, Major Customer [Line Items]
Percentage of time charter revenue			25.00%
CMA CGM [Member]
Revenue, Major Customer [Line Items]
Percentage of time charter revenue	24.00%	29.00%	14.00%
Chenglie Navigation Co. [Member]
Revenue, Major Customer [Line Items]
Percentage of time charter revenue	20.00%
Mediterranean Shipping Co. S.A. [Member]
Revenue, Major Customer [Line Items]
Percentage of time charter revenue	26.00%	11.00%	16.00%
Orient Overseas Container Line Limited [Member]
Revenue, Major Customer [Line Items]
Percentage of time charter revenue		17.00%	35.00%
Hapag Lloyd [Member]
Revenue, Major Customer [Line Items]
Percentage of time charter revenue	21.00%	25.00%